Financial Instruments - Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2013 Carrying value [Member] USD ($)	Mar. 31, 2012 Carrying value [Member] USD ($)	Mar. 31, 2013 Fair value [Member] USD ($)	Mar. 31, 2012 Fair value [Member] USD ($)
Current financial assets:
Cash and cash equivalents	$ 32,385,376		$ 39,792,733		$ 19,205,184	$ 24,808,596	$ 32,385,376	$ 39,792,733	$ 32,385,376	$ 39,792,733
Restricted cash	14,592,289	90,640,000	4,546,062	28,649,739			14,592,289	4,546,062	14,592,289	4,546,062
Available-for-sale investments	17,153		2,006,066				17,153	2,006,066	17,153	2,006,066
Accounts and bills receivable	19,713,608		30,273,062				19,713,608	30,273,062	19,713,608	30,273,062
Financial assets included in deposits and other assets							3,846,653	401,815	3,846,653	401,815
Amount due from a related party	18,841		11,798				18,841	11,798	18,841	11,798
Current financial assets							70,573,920	77,031,536	70,573,920	77,031,536
Non-current financial assets:
Available-for-sale investments	1,045,200		1,033,800				1,045,200	1,033,800	1,045,200	1,033,800
Total financial assets							71,619,120	78,065,336	71,619,120	78,065,336
Current financial liabilities:
Short term bank loans	4,826,241		4,000,000				4,826,241	4,000,000	4,826,241	4,000,000
Accounts payable	7,134,526		8,163,510				7,134,526	8,163,510	7,134,526	8,163,510
Accrued salaries, allowances and other employee benefits	4,367,642		3,102,335				4,367,642	3,102,335	4,367,642	3,102,335
Other accrued liabilities	9,643,638		6,637,851				9,643,638	6,637,851	9,643,638	6,637,851
Total financial liabilities							$ 25,972,047	$ 21,903,696	$ 25,972,047	$ 21,903,696